Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 922	$ 562	$ 585
Cost of revenues	(394)	(222)	(255)
Gross profit	528	340	330
Research and development expenses, net	19,656	14,714	15,178
Marketing expenses			397
General and administrative expenses	5,355	5,708	6,000
Operating loss	24,483	20,082	21,245
Financial income	(363)	(870)	(908)
Interest expenses	105	184	159
Financial (income), net	(258)	(686)	(749)
Net loss and comprehensive loss	$ 24,225	$ 19,396	$ 20,496
Loss per ordinary share
Basic and diluted	$ 0.55	$ 0.54	$ 0.62
Weighted average ordinary shares outstanding
Basic and diluted	43,668,155	35,881,256	32,969,094